Equity and Noncontrolling Interests Changes in Redeemable Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Increase (Decrease) in Redeemable Noncontrolling Interests [Roll Forward]
Beginning balance	$ 212
Stockholders' Equity, Other	192	$ 365	$ 272
Ending balance	234	212
Redeemable Noncontrolling Interests
Increase (Decrease) in Redeemable Noncontrolling Interests [Roll Forward]
Beginning balance	212	194	157
Net income	48	51	38
Foreign currency translation adjustments	2	(23)	0
Realized and unrealized gains (losses) on derivatives	(1)	1	0
Dividends	27	11	7
Stockholders' Equity, Other	0	0	6
Ending balance	234	212	194
Parent
Increase (Decrease) in Redeemable Noncontrolling Interests [Roll Forward]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	11	(11)	(3)
Change in noncontrolling interest share	0	0	0
Stockholders' Equity, Other	$ 192	$ 365	$ 272